Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000111998
Shareholder Report [Line Items]
Fund Name	Hamlin High Dividend Equity Fund
Class Name	Institutional Class
Trading Symbol	HHDFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.
Additional Information Phone Number	1-855-HHD-FUND
Additional Information Website	https://hamlinfunds.com/commentary/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Institutional Class Shares	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,829,380,614
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 6,478,311
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,829,380,614	30	$6,478,311	8%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.5%
Utilities	6.2%
Information Technology	9.2%
Energy	9.4%
Consumer Staples	9.8%
Consumer Discretionary	10.8%
Real Estate	11.8%
Health Care	12.2%
Financials	14.8%
Industrials	15.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cummins	6.2%
Morgan Stanley	5.5%
Lamar Advertising, Cl A	4.7%
Broadcom	4.6%
Enterprise Products Partners	4.4%
Simon Property Group	4.3%
Old Republic International	4.3%
AbbVie	4.2%
Public Service Enterprise Group	4.1%
Snap-on	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-855-HHD-FUND
Updated Prospectus Web Address	https://hamlinfunds.com/commentary/
C000111999
Shareholder Report [Line Items]
Fund Name	Hamlin High Dividend Equity Fund
Class Name	Investor Class
Trading Symbol	HHDVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.
Additional Information Phone Number	1-855-HHD-FUND
Additional Information Website	https://hamlinfunds.com/commentary/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Investor Class Shares	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,829,380,614
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 6,478,311
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,829,380,614	30	$6,478,311	8%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.5%
Utilities	6.2%
Information Technology	9.2%
Energy	9.4%
Consumer Staples	9.8%
Consumer Discretionary	10.8%
Real Estate	11.8%
Health Care	12.2%
Financials	14.8%
Industrials	15.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cummins	6.2%
Morgan Stanley	5.5%
Lamar Advertising, Cl A	4.7%
Broadcom	4.6%
Enterprise Products Partners	4.4%
Simon Property Group	4.3%
Old Republic International	4.3%
AbbVie	4.2%
Public Service Enterprise Group	4.1%
Snap-on	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-855-HHD-FUND
Updated Prospectus Web Address	https://hamlinfunds.com/commentary/